ORGANIZATION (Details Narrative) - shares	Jan. 14, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ownership exchange percentage, description	The Selling Stockholders, who were then stockholders of Platinum (the “Selling Stockholders”), in exchange for 100% of the issued and outstanding capital stock of Platinum (the “Exchange Transaction”).
Common stock shares issued		10,152,284	0	0
Common stock shares outstanding		10,152,284	0	0
Liu Lina [Member]
Cancellation of shares held by related party	116,697,438
Exchange Agreement [Member] | Maximum [Member]
Ownership percentage	99.00%
Common Stock Class A [Member]
Common stock shares issued		118,177,885	117,000,000
Common stock shares outstanding		118,177,885	117,000,000
Common Stock Class A [Member] | Exchange Agreement [Member]
Common stock shares issued	117,000,000
Ownership percentage	100.00%
Common Stock Class A [Member] | Chief Financial Officer, Treasurer and Secretary [Member]
Common stock shares issued	118,177,885
Common stock shares outstanding	118,177,885
Common Stock Class B [Member]
Common stock shares issued		4,447	0	0
Common stock shares outstanding		4,447	0	0
Common Class A [Member]
Common stock shares issued		118,177,885	117,000,000	0
Common stock shares outstanding		118,177,885	117,000,000	0
Common Stock Class B [Member] | Chief Financial Officer, Treasurer and Secretary [Member]
Common stock shares issued	4,447
Common stock shares outstanding	4,447